Investment Securities - Held-to-Maturity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	$ 78,634	$ 84,045
Unrealized Gains	6	12
Unrealized Losses	(12,365)	(9,969)
Fair Value	66,275	74,088
Increase (decrease) in cumulative amount of basis adjustments	13	335
U.S. Treasury and agencies
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	1,296	1,345
Unrealized Gains	0	0
Unrealized Losses	(21)	(35)
Fair Value	1,275	1,310
Residential mortgage-backed securities | Agency
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	75,392	80,997
Unrealized Gains	3	6
Unrealized Losses	(12,317)	(9,929)
Fair Value	63,078	71,074
Commercial mortgage-backed securities | Agency
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	1,702	1,695
Unrealized Gains	0	6
Unrealized Losses	(27)	(5)
Fair Value	1,675	1,696
Other
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	244	8
Unrealized Gains	3	0
Unrealized Losses	0	0
Fair Value	$ 247	$ 8